PARENT COMPANY INFORMATION - Cash flow (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of parent company information
Net income	$ 4,869,133	$ 5,668,502	$ 4,631,616
Net cash provided by operating activities	(222,124)	5,901,630	10,020,718
Net cash used in investing activities	(13,012,475)	(6,601,941)	(7,585,410)
Net cash (used in) provided by financing activities	(8,570,692)	(1,345,950)	404,449
Effect of foreign currency changes on cash and cash equivalents	3,588,921	4,663,555	1,068,542
Cash and cash equivalents at beginning of year	36,642,829	34,025,535	30,117,236
Cash and cash equivalents at end of year	17,032,857	36,642,829	34,025,535
Parent [member]
Disclosure of parent company information
Net income	2,483,179	3,298,099	2,348,931
Adjustments to reconcile net income to net cash used by operating activities	(3,432,887)	(2,021,406)	(938,332)
Net cash provided by operating activities	(949,708)	1,276,693	1,410,599
Net cash used in investing activities	(164)	(132)	(186)
Net cash (used in) provided by financing activities	842,527	(1,232,130)	(1,331,359)
Increase in cash and cash equivalents	(107,345)	44,431	79,054
Cash and cash equivalents at beginning of year	174,784	130,353	51,299
Cash and cash equivalents at end of year	$ 67,439	$ 174,784	$ 130,353